SCHEDULE OF OPTION ACTIVITY AND RELATED INFORMATION (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended				12 Months Ended
		Jun. 30, 2023		Jun. 30, 2022		Dec. 31, 2022		Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Number of Options, Balance at the beginning	[2]	3,642,958	[1]	3,690,955	[1]	3,690,955	[1]	3,029,791
Weighted- Average Exercise Price - Balances at the beginning		$ 2.02		$ 1.98		$ 1.98		$ 0.45
Weighted- Average Grant Date Fair Value, Balances at the beginning		$ 1.21		$ 1.38		$ 1.38		$ 0.72
Weighted- Average Remaining Contractual Life (in years)		7 years 10 months 24 days		8 years 6 months 7 days		8 years 6 months 7 days		7 years 11 months 1 day
Aggregate Intrinsic value Balances at the beginning		$ 35,898		$ 6,550		$ 6,550		$ 651
Number of Options granted		143,607	[1]	602,275	[1]	572,428	[2]	2,069,309	[2]
Weighted- Average Exercise Price Options granted		$ 7.50		$ 4.08		$ 3.46		$ 3.41
Weighted- Average Grant Date Fair Value, Options granted		$ 3.82		$ 1.81		$ 1.57		$ 2.03
Aggregate Intrinsic value Options granted		$ 632						$ 3,551
Number of Options forfeited		(238,345)	[1]	(30,468)	[1]	(39,074)	[2]	(421,094)	[2]
Weighted- Average Exercise Price Options forfeited		$ 3.53		$ 2.93		$ 3.13		$ 1.44
Weighted- Average Grant Date Fair Value, Options forfeited		$ 1.62		$ 2.32		$ 1.73		$ 1.82
Aggregate Intrinsic value Options forfeited		$ 369
Number of Options exercised		(105,121)	[1]	(254,623)	[1]	(581,351)	[2]	(987,051)	[2]
Weighted- Average Exercise Price Options exercised				$ 0.94		$ 1.16		$ 0.51
Weighted- Average Grant Date Fair Value, Options exercised		$ 5.91		$ 2.39		$ 0.89		$ 0.53
Aggregate Intrinsic value Options exercised		$ 298						$ 442
Number of Options, Balance at the end	[1]	3,443,099		4,008,139		3,642,958	[2]	3,690,955	[2]
Weighted- Average Exercise Price Balances at the end		$ 2.11		$ 2.36		$ 2.02		$ 1.98
Weighted- Average Grant Date Fair Value,Balances at the end		$ 1.27		$ 1.72		$ 1.21		$ 1.38
Weighted- Average Remaining Contractual Life (in years)		6 years 1 month 28 days		8 years 5 months 4 days		7 years 10 months 24 days		8 years 6 months 7 days
Aggregate Intrinsic value Balances at the end						$ 35,898		$ 6,550
Number of Options, Vested and Exercisable		2,164,874	[1]			1,646,304	[2]
Weighted- Average Exercise Price Vested and Exercisable		$ 1.55				$ 1.48
Weighted- Average Remaining Contractual Life (in years)		4 years 10 months 20 days				7 years 1 month 17 days
Aggregate Intrinsic value Vested and Exercisable		$ 1,389				$ 17,114
Number of Options, Vested and expected to vest		3,443,099	[1]			3,642,958	[2]
Weighted- Average Exercise Price Vested and expected to vest		$ 2.11				$ 2.02
Weighted- Average Remaining Contractual Life (in years)		6 years 1 month 28 days				7 years 10 months 24 days
Aggregate Intrinsic value Vested and expected to vest		$ 1,520				$ 35,898
Aggregate Intrinsic value Balances at the beginning		35,989		$ 6,550		6,550
Aggregate Intrinsic value Balances at the end		$ 1,520		$ 5,845		$ 35,989		$ 6,550
Weighted- Average Exercise Price Options Excercised		3.07

[1]	Number of options and weighted average exercise price has been adjusted to reflect the exchange of Legacy Dragonfly’s stock options for New Dragonfly stock options at an exchange ratio of approximately 1.182 as a result of the merger. See Note 1 for additional information.
[2]	Number of options and weighted average exercise price has been adjusted to reflect the exchange of Legacy Dragonfly’s stock options for New Dragonfly stock options at an exchange ratio of approximately 1.182 as a result of the merger. See Note 3 for further information.